Long-Term Debt and Financial Liabilities, Loan dated September 11, 2015 (Details) - Loan Agreement dated September 11, 2015 [Member] $ in Thousands				6 Months Ended
	Apr. 30, 2018	Mar. 07, 2017	Sep. 11, 2015 USD ($) Installment Vessel	Jun. 30, 2018
Secured Credit Facilities [Abstract]
Borrowing capacity			$ 52,705
Number of consecutive payment installments | Installment			15
Frequency of periodic payment				Quarterly
Installment payment			$ 1,552
Balloon payment			$ 29,425
Maturity date				Dec. 28, 2020
Value to loan ratio, first threshold			1.25
Value to loan ratio, second threshold			1.6667
Number of vessels secured by first priority mortgage | Vessel			3
Minimum [Member]
Secured Credit Facilities [Abstract]
Security coverage requirement		120.00%
EBITDA to interest payments ratio		2
EBITDA to interest payments ratio commencing on May 1, 2018 and ending on March 31, 2019	1.2
EBITDA to interest payments ratio thereafter	2
Security coverage requirement commencing on May 1, 2018 and ending on September 30, 2018	100.00%
Security coverage requirement commencing on October 1, 2018 and ending on June 30, 2019	111.00%
Security coverage requirement thereafter	120.00%
Maximum [Member]
Secured Credit Facilities [Abstract]
Total liabilities to total assets ratio		0.75
Net debt to total market value adjusted assets ratio commencing on May 1, 2018 and ending on December 31, 2018	0.85
Net debt to total market value adjusted assets ratio commencing on January 1, 2019 and ending on March 31, 2019	0.8
Net debt to total market value adjusted assets ratio thereafter	0.75
LIBOR [Member] | Value to Loan Ratio Less than 125% [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate			3.20%
LIBOR [Member] | Value to Loan Ratio Between 125% and 166.67% [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate			3.00%
LIBOR [Member] | Value to Loan Ratio Greater than 166.67% [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate			2.75%